CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,526	$ 779
Accounts receivable and prepaid expenses	160	116
Total Current Assets	1,686	895
Long Term Assets:
Property and equipment, net	70	46
Long term prepaid expenses	13	2
Restricted cash	67	20
Total Long Term Assets	150	68
Total Assets	1,836	963
Current Liabilities:
Trade payables	94	83
Related parties payable	350	168
Accrued expenses and other liabilities	255	178
Total Current Liabilities	699	429
Commitments and Contingent Liabilities
Stockholders' Equity:
Stock capital - Common shares of $0.001 par value per share 200,000,000 shares of common stock authorized ; 53,287,362 and 28,527,894 shares issued and outstanding at December 31, 2013 and 2012 , respectively	53	28
Preferred stock of $0.001 par value per share 20,000,000 shares of preferred stock authorized; 0 and 11,625,044 issued and outstanding at December 31, 2013 and 2012, respectively	0	12
Additional paid-in capital	13,321	8,616
Deferred compensation	(790)	0
Accumulated deficit during development stage	(11,447)	(8,122)
Total Stockholders' Equity	1,137	534
Total Liabilities and Stockholders’ Equity	$ 1,836	$ 963